IMPAIRMENT (REVERSAL) CHARGE - Inventories (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Impairment charges
Impairment (reversal) charge		$ (74.1)	$ 38.9
Inventories			38.9
Fort Knox
Impairment charges
Inventories			38.9
Impairment impact on tax recovery			$ 3.1
Round Mountain
Impairment charges
Impairment (reversal) charge	$ (74.1)